Schedule I - Condensed Financial Information of Parent Company - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Ownership percentage of significant subsidiaries			100.00%
Deferred tax liability			$ 3,208	$ 2,895
Proceeds from sale of Conectiv Energy wholesale power generation business	1,640	1,640
Adjustment [Member]
Deferred tax liability			$ 32	$ 32